Significant Accounting Policies (Details) - Schedule of customer concentration risk	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Customer A [Member]
Schedule of customer concentration risk [Abstract]
Customer concentration risk, percentage	30.26%	23.53%
Customer A [Member] | Accounts Receivable [Member]
Schedule of customer concentration risk [Abstract]
Customer concentration risk, percentage	7.54%	6.66%
Customer B [Member]
Schedule of customer concentration risk [Abstract]
Customer concentration risk, percentage	20.02%
Customer B [Member] | Accounts Receivable [Member]
Schedule of customer concentration risk [Abstract]
Customer concentration risk, percentage	10.39%
Customer C [Member]
Schedule of customer concentration risk [Abstract]
Customer concentration risk, percentage	13.87%
Customer C [Member] | Accounts Receivable [Member]
Schedule of customer concentration risk [Abstract]
Customer concentration risk, percentage	1.82%
Customer D (related party customer) [Member] | Accounts Receivable [Member]
Schedule of customer concentration risk [Abstract]
Customer concentration risk, percentage		25.37%